Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 48,819	$ 74,564
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	1,241	7,246
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 47,578	$ 67,318